Discontinued Operations - Major class of assets and liabilities (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 2,523	$ 19,015	$ 0
Disposal Group, Including Discontinued Operation, Assets, Current, Total	63,185	174,467
OTHER ASSETS:
Disposal Group, Including Discontinued Operation, Assets, Noncurrent, Total	579,452	1,844,838
CURRENT LIABILITIES:
Disposal Group, Including Discontinued Operation, Liabilities, Current, Total	1,445,201	1,872,053
Discontinued operations | CQ Pengmei
CURRENT ASSETS:
Cash and cash equivalents	2,523	19,015
Other receivables, net	57,395	20,967
Inventories		112,641
Security deposits	3,267	21,844
Disposal Group, Including Discontinued Operation, Assets, Current, Total	63,185	174,467
OTHER ASSETS:
Other receivables	48,371	122,584
Prepaid expenses		508,271
Plant and equipment, net	25,752	1,213,983
Operating lease right-of-use assets	505,329
Disposal Group, Including Discontinued Operation, Assets, Noncurrent, Total	579,452	1,844,838
Total assets of discontinued operations	642,637	2,019,305
CURRENT LIABILITIES:
Short-term loan - banks	336,845	364,071
Loans from third parties	474,135	626,201
Accounts payable	64,725	217,953
Customer deposits	6,519	2,618
Other payables and accrued liabilities	416,227	571,553
Other payables - related parties	29,846	88,670
Operating lease liabilities	116,904
Taxes payable		987
Disposal Group, Including Discontinued Operation, Liabilities, Current, Total	1,445,201	1,872,053
OTHER LIABILITIES:
Operating lease liabilities - noncurrent	417,729
Total liabilities of discontinued operations	$ 1,862,930	$ 1,872,053